PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2025	2026
	RMB	RMB
Advance to suppliers	467,429	104,496
Receivables from supply chain service provider	6,042	-
Other receivables	25,781	65,748
Less: Allowance for credit losses	(453,717)	(64,217)
Prepaid expenses and other current assets, net	45,535	106,027

During the year ended March 31, 2026, the allowance for credit losses decreased primarily as a result of the recovery, settlement and/or write-off of certain previously impaired balances together with management’s reassessment of the remaining outstanding balances.

	2025	2026
	RMB	RMB
Balance at beginning of period	355	453,717
Disposal of subsidiaries	-	(397,497)
Additions/(reversal) for the year	453,689	(706)
Foreign currency translation difference	(327)	8,703
Balance at the end of period	453,717	64,217

As of March 31, 2026, other receivables primarily consisted of deposits for leased equipment amounting to RMB1.8 million and funds advanced under an asset management arrangement that had not yet been invested as of the reporting date, amounting to RMB4.0 million.

During fiscal year 2024, the Company entered into several purchase agreements with suppliers in China for the procurement of raw materials and made advance payments accordingly. Due to the termination of cooperation with certain OEM/ODM customers and the related cancellation of purchase orders, management concluded during fiscal year 2025 that a significant portion of these supplier advances was no longer expected to be recoverable and recognized an allowance for credit losses.

During the year ended March 31, 2026, the allowance for credit losses decreased primarily due to the recovery, settlement and/or write-off of certain previously impaired balances, together with management’s reassessment of the remaining supplier advances and other receivable balances based on the latest available information.

As of March 31, 2025 and 2026, the allowance for credit losses amounted to RMB453.7 million and RMB64.2 million, respectively. The allowance primarily relates to supplier advances that are no longer expected to be recovered following the cancellation of purchase orders associated with the termination of cooperation with certain OEM/ODM customers, together with certain VAT recoverable balances due from supply chain service providers that management concluded were not expected to be recovered based on the underlying facts and circumstances.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)